Hedging activities - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets:
Hedging instrument, assets	€ 200	€ 261
Liabilities:
Hedging instrument, liabilities	206	268
Commodity contracts | Non-current derivative assets
Assets:
Hedging instrument, assets	9	38
Commodity contracts | Current derivative assets
Assets:
Hedging instrument, assets	52	94
Commodity contracts | Non-current derivative liabilities
Liabilities:
Hedging instrument, liabilities	46	30
Commodity contracts | Current derivative liabilities
Liabilities:
Hedging instrument, liabilities	37	58
Foreign currency contracts | Non-current derivative assets
Assets:
Hedging instrument, assets	9	0
Foreign currency contracts | Current derivative assets
Assets:
Hedging instrument, assets	50	20
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Hedging instrument, liabilities	0	2
Foreign currency contracts | Current derivative liabilities
Liabilities:
Hedging instrument, liabilities	8	36
Interest rate and cross currency swaps | Non-current derivative assets
Assets:
Hedging instrument, assets	80	62
Interest rate and cross currency swaps | Current derivative assets
Assets:
Hedging instrument, assets	0	47
Interest rate and cross currency swaps | Non-current derivative liabilities
Liabilities:
Hedging instrument, liabilities	115	137
Deal contingent forwards | Current derivative liabilities
Liabilities:
Hedging instrument, liabilities	€ 0	€ 5